Note 3 - Inventories - Inventory, Net (Details) - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Raw materials	$ 261,753	$ 1,758,073
Work in progress	273,965	646,161
Finished goods	3,842,215	737,947
Inventory, Net	$ 4,377,933	$ 3,142,181